                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Blake Murphy
Title:  Chief Financial Officer
Phone:  (416) 363-5854  x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy               Toronto, Ontario             October 29, 2007
---------------------        --------------------         --------------------
  [Signature]                   [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: $   5,040,157.61






                                        (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number             Name
1       28-______________________        Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4      COLUMN 5               COLUMN 6    COLUMN 7    COLUMN 8
                 TITLE                                                                              VOTING
                   OF                  VALUE        SHRS OR     SH/  PUT/  INVESTMENT   OTHER      AUTHORITY
NAME OF ISSUER   CLASS     CUSIP      (X1000)       PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE       SHARED      NONE
--------------  -------- ---------  ------------  ------------  ---  ----  ----------  --------  -------------  ------  ------------

3M COMPANY      COMMON   88579Y101     11,024.66    117,810.00             DEFINED                                        117,810.00
3M COMPANY      COMMON   88579Y101     38,133.85    407,500.00             SOLE                     325,200.00             82,300.00
AMERICAN
  INTERNATIONAL
  GROUP INC     COMMON   026874107     37,499.00    554,309.00             DEFINED                                        554,309.00
AMERICAN
  INTERNATIONAL
  GROUP INC     COMMON   026874107    121,832.91  1,800,930.00             SOLE                   1,470,160.00            330,770.00
APACHE CORP     COMMON   037411105     37,317.53    414,363.00             DEFINED                                        414,363.00
APACHE CORP     COMMON   037411105    107,103.86  1,189,250.00             SOLE                     958,225.00            231,025.00
BEMIS INC       COMMON   081437105     14,208.59    488,100.00             DEFINED                                        488,100.00
BEMIS INC       COMMON   081437105     42,704.37  1,467,000.00             SOLE                   1,185,100.00            281,900.00
BERKSHIRE
  HATHAWAY  A   CLASS A  084670108        237.02          2.00             SOLE                           2.00                     -
BERKSHIRE
  HATHAWAY B    CLASS B  084670207     50,834.58     12,863.00             DEFINED                                         12,863.00
BERKSHIRE
  HATHAWAY B    CLASS B  084670207    162,051.76     41,005.00             SOLE                      33,464.00              7,541.00
BORG
  WARNER INC    COMMON   099724106      2,292.83     25,050.00             DEFINED                                         25,050.00
BORG
  WARNER INC    COMMON   099724106     14,965.16    163,500.00             SOLE                     126,100.00             37,400.00
BRISTOL
  MYERS SQUIBB  COMMON   110122108     16,480.72    571,850.00             DEFINED                                        571,850.00
BRISTOL
  MYERS SQUIBB  COMMON   110122108     57,268.22  1,987,100.00             SOLE                   1,607,800.00            379,300.00
CALLAWAY
  GOLF CO       COMMON   131193104      1,479.64     92,420.00             DEFINED                                         92,420.00
CALLAWAY
  GOLF CO       COMMON   131193104      6,666.56    416,400.00             SOLE                     309,900.00            106,500.00
CARNIVAL CORP   COMMON
                (PAIRED
                STOCK)   143658300     34,192.79    706,025.00             DEFINED                                        706,025.00
CARNIVAL CORP   COMMON
                (PAIRED
                STOCK)   143658300    102,736.21  2,121,334.00             SOLE                   1,715,728.00            405,606.00
CEMEX S A B     ADR (10
                ORD
                SHRS)    151290889    344,946.24 11,528,952.00             SOLE                  10,643,348.00            885,604.00
CENTRAL
  STL & WIRE    COMMON   155411101        361.92        384.00             SOLE                              -                384.00
CHEMTURA CORP   COMMON   163893100        114.62     12,893.00             SOLE                      12,227.00                666.00
CITIGROUP INC   COMMON   172967101     24,295.00    520,570.00             DEFINED                                        520,570.00
CITIGROUP INC   COMMON   172967101     84,353.13  1,807,438.00             SOLE                   1,446,997.00            360,441.00
COLUMBIA
  SPORTSWEAR    COMMON   198516106      7,378.35    133,400.00             DEFINED                                        133,400.00
COLUMBIA
  SPORTSWEAR    COMMON   198516106     22,352.60    404,133.00             SOLE                     337,536.00             66,597.00
CRANE CO        COMMON   224399105     29,724.61    619,650.00             DEFINED                                        619,650.00
CRANE CO        COMMON   224399105     81,093.29  1,690,500.00             SOLE                   1,374,090.00            316,410.00
EAGLE
  MATERIALS     COMMON   26969P108      2,337.40     65,400.00             DEFINED                                         65,400.00
EAGLE
  MATERIALS     COMMON   26969P108      8,584.75    240,200.00             SOLE                     197,900.00             42,300.00
EMERSON
  ELEC CO       COMMON   291011104      7,309.77    137,350.00             DEFINED                                        137,350.00
EMERSON
  ELEC CO       COMMON   291011104     20,558.89    386,300.00             SOLE                     295,800.00             90,500.00
GANNETT INC     COMMON   364730101     29,163.20    667,350.00             DEFINED                                        667,350.00
GANNETT INC     COMMON   364730101     87,131.68  1,993,860.00             SOLE                   1,632,970.00            360,890.00
HARLEY
  DAVIDSON INC  COMMON   412822108     16,233.57    351,300.00             DEFINED                                        351,300.00
HARLEY
  DAVIDSON INC  COMMON   412822108     40,872.75    884,500.00             SOLE                     724,800.00            159,700.00
HEARTLAND
  EXPRESS IN    COMMON   422347104      8,746.50    612,500.00             DEFINED                                        612,500.00
HEARTLAND
  EXPRESS IN    COMMON   422347104      1,120.84     78,490.00             SOLE                      78,490.00                     -
HOME DEPOT INC  COMMON   437076102     23,582.26    726,950.00             DEFINED                                        726,950.00
HOME DEPOT INC  COMMON   437076102     65,493.12  2,018,900.00             SOLE                   1,651,800.00            367,100.00
HUBBELL INC     CLASS B  443510201     10,202.20    178,610.00             DEFINED                                        178,610.00
HUBBELL INC     CLASS B  443510201     37,647.79    659,100.00             SOLE                     490,000.00            169,100.00
INTEL CORP      COMMON   458140100     25,810.74    998,095.00             DEFINED                                        998,095.00
INTEL CORP      COMMON   458140100     64,508.29  2,494,520.00             SOLE                   2,003,570.00            490,950.00
JOHNSON &
  JOHNSON       COMMON   478160104     36,651.07    557,855.00             DEFINED                                        557,855.00
JOHNSON &
  JOHNSON       COMMON   478160104    103,306.68  1,572,400.00             SOLE                   1,287,400.00            285,000.00
JPMORGAN
  CHASE & CO    COMMON   46625H100     13,674.98    298,450.00             DEFINED                                        298,450.00
JPMORGAN
  CHASE & CO    COMMON   46625H100     46,708.91  1,019,400.00             SOLE                     825,200.00            194,200.00
KEMET CORP      COMMON   488360108      5,629.00    765,850.00             DEFINED                                        765,850.00
KEMET CORP      COMMON   488360108     41,644.12  5,665,866.00             SOLE                   4,600,566.00          1,065,300.00
LEGGETT &
  PLATT INC     COMMON   524660107     18,187.63    949,250.00             DEFINED                                        949,250.00
LEGGETT &
  PLATT INC     COMMON   524660107     52,212.92  2,725,100.00             SOLE                   2,175,100.00            550,000.00
LENNAR CORP
  CL A          CLASS A  526057104      9,218.55    407,000.00             SOLE                     336,200.00             70,800.00
LENNAR CORP
  CL B          CLASS B  526057302      6,865.88    323,100.00             DEFINED                                        323,100.00
LENNAR CORP
  CL B          CLASS B  526057302      8,615.37    405,429.00             SOLE                     340,158.00             65,271.00
LIZ CLAIBORNE
  INC           COMMON   539320101     13,934.55    405,900.00             DEFINED                                        405,900.00
LIZ CLAIBORNE
  INC           COMMON   539320101     45,229.78  1,317,500.00             SOLE                   1,082,200.00            235,300.00
MARKEL CORP     COMMON   570535104     40,609.54     83,904.00             DEFINED                                         83,904.00
MARKEL CORP     COMMON   570535104    148,110.29    306,013.00             SOLE                     251,033.00             54,980.00
MATTEL INC      COMMON   577081102      5,771.16    246,000.00             DEFINED                                        246,000.00
MATTEL INC      COMMON   577081102     20,337.47    866,900.00             SOLE                     686,400.00            180,500.00
MERCK &
  CO INC        COMMON   589331107     34,909.62    675,365.00             DEFINED                                        675,365.00
MERCK &
  CO INC        COMMON   589331107     92,566.45  1,790,800.00             SOLE                   1,432,400.00            358,400.00
MICROSOFT
  CORP          COMMON   594918104     21,877.05    742,602.00             DEFINED                                        742,602.00
MICROSOFT
  CORP          COMMON   594918104     61,279.75  2,080,100.00             SOLE                   1,685,800.00            394,300.00
MOLEX INC       CLASS A  608554200      8,769.49    345,800.00             DEFINED                                        345,800.00
MOLEX INC       CLASS A  608554200     20,045.38    790,433.00             SOLE                     613,433.00            177,000.00
PETROLEO
  BRASILEIRO    ADR ORD
                SHARES   71654V408    475,679.37  6,300,389.00             SOLE                   5,775,889.00            524,500.00
PETROLEO
  BRASILEIRO    ADR
                PREF
                SHARES   71654V101      4,060.57     62,760.00             SOLE                      62,760.00
PFIZER INC      COMMON   717081103     40,724.81  1,667,000.00             DEFINED                                      1,667,000.00
PFIZER INC      COMMON   717081103    117,907.63  4,826,346.00             SOLE                   3,954,609.00            871,737.00
POSCO           ADR(0.25
                ORD
                SHRS)    693483109    162,088.61    906,688.00             SOLE                     841,688.00             65,000.00
REGAL BELOIT
  CORP          COMMON   758750103      3,148.77     65,750.00             DEFINED                                         65,750.00
REGAL BELOIT
  CORP          COMMON   758750104      9,348.13    195,200.00             SOLE                     148,000.00             47,200.00
RYANAIR HLDGS   SP ADR
                (5 ORD)  783513104     30,671.95    738,905.00             SOLE                     705,505.00             33,400.00
SAMSUNG
  ELECTRS LTD   GDR 144A
                (0.5 ORD)796050888    237,926.67    757,352.00             SOLE                     697,312.00             60,040.00
SANDERSON
  FARMS         COMMON   800013104      5,658.79    135,800.00             DEFINED                                        135,800.00
SANDERSON
  FARMS         COMMON   800013104     14,129.30    339,076.00             SOLE                     266,476.00             72,600.00
SIMPSON
  MANUFACTURIN  COMMON   829073105      2,958.87     92,900.00             DEFINED                                         92,900.00
SIMPSON
  MANUFACTURIN  COMMON   829073105        366.28     11,500.00             SOLE                      11,500.00                     -
SK TELECOM
  CO LTD        ADR
                (1/9
                ORD)     78440P108    209,096.58  7,040,289.00             SOLE                   6,564,489.00            475,800.00
STANDEX INTL
  CORP          COMMON   854231107      5,147.25    248,900.00             DEFINED                                        248,900.00
STANDEX INTL
  CORP          COMMON   854231107        670.03     32,400.00             SOLE                      32,400.00                     -
STMICRO-
  ELECTRONICS   ADR (1
                ORD
                SHARE)   861012102    124,327.33  7,422,527.00             SOLE                   6,892,017.00            530,510.00
SUPERIOR
  INDS INTL     COMMON   868168105      7,793.22    359,300.00             DEFINED                                        359,300.00
SUPERIOR
  INDS INTL     COMMON   868168105     35,218.05  1,623,700.00             SOLE                   1,283,510.00            340,190.00
TELEFONOS DE
  MEXICO        SP ADR
                (20
                SER L)   879403780    314,078.04  9,555,158.00             SOLE                   8,908,558.00            646,600.00
TELLABS INC     COMMON   879664100     14,399.48  1,512,550.00             DEFINED                                      1,512,550.00
TELLABS INC     COMMON   879664100     50,109.95  5,263,650.00             SOLE                   4,187,052.00          1,076,598.00
TIDEWATER INC   COMMON   886423102     11,543.71    183,700.00             DEFINED                                        183,700.00
TIDEWATER INC   COMMON   886423102     41,392.71    658,700.00             SOLE                     516,200.00            142,500.00
TIFFANY & CO    COMMON   886547108      1,565.27     29,900.00             DEFINED                                         29,900.00
TIMBERLAND CO   CLASS A  887100105      7,355.72    387,960.00             DEFINED                                        387,960.00
TIMBERLAND CO   CLASS A  887100105     27,380.14  1,444,100.00             SOLE                   1,192,100.00            252,000.00
V F CORP        COMMON   918204108      9,286.25    115,000.00             DEFINED                                        115,000.00
V F CORP        COMMON   918204108     44,210.63    547,500.00             SOLE                     427,500.00            120,000.00
VERIZON
  COMMUNICATNS  COMMON   92343V104      6,965.24    157,300.00             DEFINED                                        157,300.00
VERIZON
  COMMUNICATNS  COMMON   92343V104     28,096.10    634,510.00             SOLE                     529,688.00            104,822.00
WALT DISNEY CO  COMMON   254687106     18,352.22    533,650.00             DEFINED                                        533,650.00
WALT DISNEY CO  COMMON   254687106     53,552.11  1,557,200.00             SOLE                   1,223,900.00            333,300.00
WASHINGTON
  FED INC       COMMON   938824109     19,080.52    726,600.00             DEFINED                                        726,600.00
WASHINGTON
  FED INC       COMMON   938824109     49,635.71  1,890,164.00             SOLE                   1,576,084.00            314,080.00
WELLS FARGO
  & CO          COMMON   949746101     32,081.58    900,662.00             DEFINED                                        900,662.00
WELLS FARGO
  & CO          COMMON   949746101     65,040.70  1,825,960.00             SOLE                   1,506,860.00            319,100.00
                                    5,040,157.61